Note 10 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of information about accounts payable and accrued liabilities [text block]
	November 30,	November 30,
	2020	2019
	($)	($)
Trade payables (1)	923,197	410,614
Accrued liabilities	1,540,229	1,163,109
Payroll and tax withholding	110,511	60,729
Total	2,573,937	1,634,452